UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [ ]; Amendment Number:  ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name:         Union National Bank & Trust Company of Souderton
Address:      P.O. Box 197, Trust Department
              Souderton, PA 18964

Form 13F File Number: 28-3779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Darren G. Johnson
Title:         Assistant Trust Officer
Phone:         (215) 721-2549

Signature, Place, and Date of Signing:
       /s/ Darren G. Johnson                Souderton, PA          July 13, 1999
          [Signature]                       [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:     87

Form 13F Information Table Value Total:     $237,697,432


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.           Form 13F File Number              Name
NONE

[Repeat as necessary.]

13 F - Union National Bank & Trust Co. (as of 6/30/99)



                                                         Market           Investment Discretion        Voting Authority (all shares)
Name of Issuer                  Class    Cusip No.       Value        Shares      Sole       Shared      Sole     Shared       Other

A T & T CORP                   Common    001957109     5,241,235     93,908     74,834      19,074     33,353         0       69,229
ABBOTT LABORATORIES            Common    002824100       258,638      5,700      3,900       1,800      3,900         0        1,800
AES CORP.                      Common    00130H105       308,063      5,300      3,800       1,500        300         0        5,000
AIRTOUCH COMMUNICATIONS        Common    00949T100       364,309      3,384      1,784       1,600      1,744         0        2,451
ALLIED SIGNAL INC              Common    019512102       467,208      7,416      6,516         900      2,460         0        5,556
AMERICA ONLINE INC.            Common    02364J104       726,000      6,600      6,100         500      2,660         0        4,650
AMERICAN EXPRESS CO            Common    025816109       713,606      5,484      5,384         100      3,300         0        2,784
AMERICAN HOME PRODUCTS         Common    026609107       693,090     12,080      9,880       2,200      8,960         0        5,600
AMERICAN INTL GROUP INC        Common    026874107     9,062,018     77,288     68,400       8,888     25,780         0       53,475
AMERITECH                      Common    030954101       666,787      9,072      3,616       5,456      4,454         0        5,539
ATLANTIC RICHFIELD CO          Common    048825103       674,851      8,076      3,800       4,276      3,036         0        6,800
AUTOMATIC DATA PROCESSING      Common    053015103       699,600     15,900     14,900       1,000      5,700         0       10,200
BANK AMERICA CORP COM          Common    060505104     2,107,734     28,750     23,550       5,200      9,565         0       21,376
BANK ONE CORP                  Common    06423A103       490,914      8,242      6,742       1,500      3,130         0        6,714
BELL ATLANTIC CORP             Common    077853109     3,072,297     46,995     35,319      11,676     17,006         0       39,455
BELLSOUTH CORP                 Common    079860102     1,332,090     28,880     14,752      14,128     14,724         0       30,866
BESTFOODS                      Common    08658U101       842,490     17,020      3,100      13,920      9,020         0        8,000
BRISTOL MEYERS SQUIBB COM      Common    110122108     6,410,094     91,004     74,400      16,604     29,700         0       66,204
BURLINGTON NORTHERN SANTA      Common    12189T104       356,500     11,500     10,000       1,500      3,300         0        8,818
CHASE MANHATTAN CORP           Common    16161A108       304,653      3,522        600       2,922        690         0        2,832
CHEVRON CORP                   Common    166751107     2,409,834     25,350     23,150       2,200     12,000         0       17,150
CISCO SYSTEMS INC              Common    17275R102     3,788,925     58,800     52,500       6,300     28,880         0       41,700
CITIGROUP INC.                 Common    172967101       700,293     14,743      2,575      12,168      9,520         0        6,693
COCA COLA CO                   Common    191216100     3,300,260     53,230     28,710      24,520     14,110         0       43,701
COLGATE PALMOLIVE CO           Common    194162103     2,216,250     22,500     20,400       2,100     15,300         0        8,400
CONECTIV INC.                  Common    206829103       255,617     10,460      4,750       5,710      5,160         0        5,390
CSX CORP                       Common    126408103       219,615      4,840      2,200       2,640      2,240         0        2,600
DAYTON HUDSON CORP             Common    239753106     2,665,000     41,000     37,800       3,200     20,900         0       22,423
DISNEY (WALT) CO.              Common    254687106     4,480,137    145,400    113,200      32,200     45,170         0      110,925
DU PONT DE NEMOURS EI CO       Common    263534109     7,224,457    105,756     83,100      22,656     39,426         0       69,300
EMERSON ELEC CO                Common    291011104       239,163      3,800          0       3,800      5,700         0            0
ENERGY EAST CORP.              Common    29266M109       263,952     10,152      2,800       7,352      3,752         0        6,400
EXXON CORP                     Common    302290101     4,018,213     52,100     35,120      16,980     16,936         0       41,365
FEDERAL NATIONAL MORTGAGE      Common    313586109     4,358,445     63,860     58,360       5,500     19,770         0       47,400
FIRST UNION CORP               Common    337358105    10,877,336    230,819    154,330      76,489     47,880         0      187,626
FORD MOTOR CO                  Common    345370100       536,608      9,508      5,428       4,080      5,720         0        5,821
GENERAL ELECTRIC CO            Common    369604103    16,571,676    146,652    111,088      35,564     58,222         0       96,701
GENERAL MOTORS CORP            Common    370442105       351,054      5,319      2,709       2,610      2,267         0       20,052
GILLETTE CO                    Common    375766102       824,100     20,100      7,100      13,000      8,920         0       14,400
GOODYEAR TIRE & RUBBER CO      Common    382550101       408,865      6,952      1,000       5,952      1,000         0        6,052
GTE CORP                       Common    362320103     1,587,312     21,024     16,176       4,848      9,300         0       15,024
HARLEYSVILLE NATIONAL COR      Common    412850109     5,050,201    141,264     91,476      49,788     31,009         0      116,733
HARLEYSVILLE SAVINGS BANK      Common    412856106       529,468     33,617     23,519      10,098     14,477         0       39,143
HEINZ H J CO                   Common    423074103       313,281      6,250      3,150       3,100      3,450         0       32,900
HEWLETT PACKARD CO             Common    428236103       643,200      6,400      2,300       4,100      1,700         0        5,200
INTEL CORP                     Common    458140100     5,872,763     98,702     79,302      19,400     40,112         0       69,000
INTL BUSINESS MACHINES CO      Common    459200101     7,820,659     60,508     52,508       8,000     23,388         0       41,422
JOHNSON & JOHNSON              Common    478160104     9,068,528     92,536     74,816      17,720     31,786         0       64,251
LUCENT TECHNOLOGIES INC.       Common    549463107    12,000,638    177,952    134,924      43,028     65,526         0      123,745
MBNA CORPORATION               Common    55262L100       221,633      7,237      3,487       3,750        450         0        6,787
MCGRAW HILL INC                Common    580645109     2,919,098     54,120     46,420       7,700     22,120         0       32,600
MCI WORLDCOM INC.              Common    55268B106     1,051,770     12,221     10,475       1,746      7,245         0        8,246
MEDIAONE GROUP INC.            Common    58440J104       535,203      7,196      5,624       1,572      3,584         0        4,610
MEDTRONIC INC                  Common    585055106       552,913      7,100      7,100           0      3,720         0        5,500
MELLON BANK CORP               Common    585509102       411,692     11,318      4,630       6,688      5,434         0        5,884
MERCK & CO INC                 Common    589331107    11,138,064    151,281    109,373      41,908     63,775         0      114,714
MICROSOFT CORPORATION          Common    594918104    15,244,844    169,035    142,300      26,735     51,900         0      125,635
MOBIL CORP                     Common    607059102     4,244,966     42,987     26,852      16,135     22,927         0       33,790
MORGAN STANLEY DEAN WITTE      Common    617446448     5,531,488     53,900     44,000       9,900     19,600         0       37,300
NATIONAL PENN BANCSHARES       Common    637138108       407,231     17,306      2,894      14,412     17,307         0            0
PECO ENERGY CO                 Common    693304107       794,034     18,962        851      18,111     18,662         0          500
PEPSICO INC                    Common    713448108       274,681      7,100      6,700         400      2,100         0       18,880
PFIZER INC                     Common    717081103       294,300      2,700      1,900         800      2,065         0        2,350
PNC BANK CORP.                 Common    693475105     1,799,864     31,234     21,677       9,557     16,963         0       18,827
PP & L RESOURCES, INC          Common    693499105     3,750,885    121,980     64,930      57,050     77,938         0       52,371
PPG INDUSTRIES, INC.           Common    693506107       425,486      7,204      1,104       6,100      7,404         0            0
PROCTER & GAMBLE CO            Common    742718109     6,218,226     69,672     61,372       8,300     21,372         0       51,000
PUBLIC SERVICE ENTERPRISE      Common    744573106     1,137,240     27,865      1,460      26,405     26,115         0        1,750
ROYAL DUTCH PETROLEUM N.Y      Common    780257804       295,225      4,900      1,400       3,500      4,290         0        3,300
SBC COMMUNICATIONS             Common    78387G103     3,381,387     58,300     39,810      18,490     20,812         0       52,091
SCHERING-PLOUGH CORP           Common    806605101       456,750      8,700      8,700           0      8,350         0        5,800
SCHLUMBERGER LTD               Common    806857108     1,190,956     18,700     15,600       3,100      5,990         0       16,230
SMITHKLINE BEECHAM PLC         Common    832378301       429,406      6,500      3,600       2,900      6,500         0            0
SPRINT CORP COMMON             Common    852061100     1,568,800     29,600     28,600       1,000      8,400         0       23,200
STAPLES INC                    Common    855030102       638,859     20,650     20,350         300      9,270         0       15,000
STV GROUP INC                  Common    784847105    19,070,973  2,480,777          0   2,480,777  2,480,777         0            0
SUN MICROSYSTEMS, INC.         Common    866810104       268,613      3,900      1,900       2,000        700         0        4,030
TEXACO INC                     Common    881694103     2,666,531     42,750     35,650       7,100      6,370         0       37,972
THISTLE GROUP HOLDINGS, C      Common    88431E103       220,313     25,000     25,000           0     50,000         0            0
TIME WARNER, INC.              Common    887315109     1,379,875     19,000     18,300         700      8,580         0       12,100
U.S. WEST, INC. NEW            Common    91273H101       243,360      4,142      2,914       1,228      2,463         0        2,732
UCBH HOLDINGS, INC.            Common    90262T308       239,161     13,333     13,333           0     13,333         0            0
UNILEVER N V NEW YORK SHA      Common    904784709     1,060,200     15,200     15,200           0      3,300         0       12,300
UNITED TECHNOLOGIES CORP       Common    913017109       518,400      7,200      7,200           0      5,000         0        2,200
WALGREEN CO                    Common    931422109     2,955,125    100,600     87,400      13,200     30,090         0       74,200
WAL-MART STORES INC            Common    931142103       395,650      8,200      7,800         400      4,200         0        7,370
WELLS FARGO & COMPANY (NEW)    Common    949746101       376,200      8,800      6,600       2,200      4,310         0        7,500

                                TOTAL                237,697,432